Loan payable to third parties (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Loan payable to third parties
Loan payable to third parties	$ 711,266	$ 0
Loan payable to third parties -long term	3,506,793	3,395,861
Total	$ 4,218,059	$ 3,395,861